Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2012 AirCraft Lessor	Apr. 30, 2012 AirCraft Lessor	Apr. 30, 2011 AirCraft Lessor	Apr. 30, 2012 Aircraft Operating Leases	Apr. 30, 2011 Aircraft Operating Leases	Apr. 30, 2010 Aircraft Operating Leases	Apr. 30, 2012 Building Land And Equipment Operating Leases	Apr. 30, 2011 Building Land And Equipment Operating Leases	Apr. 30, 2010 Building Land And Equipment Operating Leases
Commitments and Contingencies [Line Items]
Number of lessors	18	18	18
Number of aircraft	167	164	166
Range of lease expiration date	Fiscal 2013 to 2023	Fiscal 2013 to 2022
Operating lease and related costs				$ 176.7	$ 164.8	$ 145.1	$ 9.3	$ 9.0	$ 8.1
Number of aircraft purchased	38	23	17
Total expenditure	794.0	558.0
Aircraft expected to be delivered in fiscal 2013		118.6
Aircraft expected to be delivered in fiscal 2014		160.0
Aircraft expected to be delivered in fiscal 2015 to 2017		279.4
Remaining operating lease portfolio	$ 53.9	$ 64.4